CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 4,060	€ 3,884
Cost of sales	(3,021)	(2,729)
Gross profit	1,039	1,155
Selling expenses	(1,448)	(1,536)
Administrative expenses	(1,483)	(1,376)
Research and development expenses	(1,604)	(1,635)
Other operating expenses	(101)	(659)
Other operating income	914	532
Operating loss	(2,683)	(3,519)
Finance expense	(5,801)	(613)
Finance income	103	1,594
Financial result	(5,698)	981
Loss before income taxes	(8,381)	(2,538)
Income tax income (expense)	52	(63)
Net loss	(8,329)	(2,601)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(171)	418
Total comprehensive loss	(8,500)	(2,183)
Loss attributable to:
Owners of the Company	(8,303)	(2,556)
Non-controlling interests	(26)	(45)
Net loss	(8,329)	(2,601)
Total comprehensive loss attributable to:
Owners of the Company	(8,474)	(2,138)
Non-controlling interests	(26)	(45)
Total comprehensive loss	€ (8,500)	€ (2,183)
Weighted average number of ordinary shares outstanding	5,503,378	4,836,000
Loss per share - basic/ diluted (EUR)	€ (1.51)	€ (0.53)